SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

18.                SHARE-BASED COMPENSATION

On July 15, 2007, the Group adopted the 2007 Share Incentive Plan, which allows the Group to grant its employees, directors and consultants options or nonvested shares up to a maximum of 14,400,000 ordinary shares of the Company.  On December 14, 2009, June 3, 2010 and December 16, 2011, the maximum aggregate number of shares which might be issued under the 2007 Share Incentive Plan was approved to expand by 11,652,000, 5,935,000 and 10,000,000 shares respectively, resulting in the total number of shares available for grant under this plan up to 41,987,000 shares. On September 1, 2012, the Company terminated the 2007 Share Incentive Plan and adopted the 2012 Share Incentive Plan, which had a maximum number of 15,846,569 ordinary shares available for issuance pursuant to all awards under the 2012 Share Incentive Plan.

On December 27, 2013, the Company adopted the 2013 Share Incentive Plan (the “2013 Plan”) with the approval from the board of directors and the shareholders , pursuant to which the award pool initially are equal to 13,830,000 ordinary shares, provided that, the shares reserved in the award pool shall be increased automatically if and whenever the shares reserved in the award pool (which, for the avoidance of doubt, means the number of shares that remain in the award pool after excluding the total number of shares underlying the options or other awards granted previously that remain outstanding) account for less than one percent (1%) of the total then-issued and outstanding shares on an as-converted basis, as a result of which increase the shares reserved in the award pool immediately after each such increase shall equal five percent (5%) of the then-issued and outstanding shares on an as-converted basis.

Stock options

The activity of stock options during 2013 is summarized as follows:

	Number of options	Weighted average exercise price per option
Outstanding at January 1, 2013	8,185,539	0.41
Granted	7,281,300	3.75
Forfeited/cancelled	(30,200)	0.52
Exercised	(3,262,911)	0.37

Outstanding at December 31, 2013	12,173,728	2.42

On October 12, 2013, the Company granted 7,281,300 performance-based share options to employees at an exercise price of $3.75 per share. 25% of the share options granted will vest on each of the first four anniversaries of vesting commencement date, provided that (i) the employees achieve certain annual performance targets, pertaining to the employees’ overall performance on business development, teamwork, service delivery, self-development and training; and (ii) the award holder continues to be an employee of the Group at the time the performance targets are met. The compensation cost is accrued as it is probable that the performance conditions will be satisfied.

The granted share options lapse on the earlier of (1) seven or ten years from the date it is granted; (2) three months after the grantee’s termination of employment as an employee; and (3) one year after the date of the grantee’s termination of employment or service on account of disability or death.

The following table summarizes the information regarding the share options as of December 31, 2013:

	As of December, 31, 2013
	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price per option	Aggregate intrinsic value
Outstanding	12,173,728	6.93	2.42	15,303
Exercisable	4,779,352	2.67	0.43	14,992
Vested and expected to vest	11,642,234	6.81	2.36	15,294

Total intrinsic value of options exercised during the years ended December 31, 2011, 2012 and 2013 was $9,558, $7,163 and $10,030.

The weighted-average grant date fair value of options granted for the year ended December 31, 2013 was $3.75. No option granted in the years ended December 31, 2011 and 2012.

The fair value of each option granted was estimated on the date of grant using the binomial lattice option pricing model with the following assumptions for grants in the period presented:

2013
Risk-free interest rate	3.03%
Volatility	45.54%
Dividend yield	0.00%
Exercise multiple	2.8
Fair value of underlying ordinary shares	$4.01

(1)                 Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of PRC international government bonds with a maturity period close to the contractual life of the options.

(2)                 Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company.

(3)                 Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the contractual life of the options.

(4)                 Exercise multiple

Exercise multiple represents the value of the underlying stock as a multiple of the exercise price of the option which, if achieved, results in exercise of the option.

(5)              Fair value of underlying ordinary shares

The closing market price of the Company’s ordinary share as of the grant date was used as the fair value of the ordinary shares on that date.

The Group recorded share-based compensation of $753, $356 and $1,656 for share options granted to employees in the statements of comprehensive income/(loss) for the years ended December 31, 2011, 2012 and 2013, respectively.

There was $13,126 of total unrecognized compensation expense related to share options granted as of December 31, 2013. The expense is expected to be recognized over a weighted-average period of 2.26 years according to the graded vesting schedule.

Nonvested shares

For the years ended December 31, 2011, 2012 and 2013, the Company granted 3,233,787, 6,780,000 and 8,858,892 nonvested shares to employees, respectively.

With the adoption of the 2012 Share Incentive Plan, the Group cancelled 7,228,875 nonvested shares under the 2007 Share Incentive plan, which were granted to 78 employees and originally had two to four years vesting periods, accompanied by concurrent grant of the same number of nonvested shares as replacement awards under the 2012 Share Incentive Plan on September 1, 2012, among which the vesting schedule of 4,124,200 nonvested shares were modified primarily from vesting on each of the quarterly anniversaries from grant date to vest on each anniversary from grant date over original vesting period.

Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award. This modification did not result in incremental share-based compensation cost as the fair value of the replacement award equaled to the fair value of the cancelled award at the cancellation date. The unrecognized compensation expenses of original award on the cancellation date are recognized over the remaining modified vesting period.

The Company granted 4,495,228 performance based nonvested shares with four years vesting term in the year ended December 31, 2013. The vesting conditions are the same as those for performance based options described above.

On December 12, 2013, the Company granted 784,864 nonvested shares with two years vesting term to Alohar’s employees as long term incentives as discussed in Note 3(c).

The fair value of the nonvested shares at the date of grant was estimated with reference to the closing market price of the Company on grant date.

A summary of the nonvested shares activity during 2013 is as follows:

	Number of shares	Weighted average grant date fair value
Outstanding at January 1, 2013	8,034,464	3.04
Granted	8,858,892	3.70
Vested	(2,718,280)	3.11
Forfeited	(980,804)	3.06
Outstanding at December 31, 2013	13,194,272	3.46

Total fair value of nonvested shares vested during the years ended December 31, 2011, 2012 and 2013 were $506, $4,144 and $7,749, respectively.

The Group recorded compensation expenses of $4,608, $12,180 and $11,323 for the years ended December 31, 2011, 2012 and 2013, respectively based on the fair value of nonvested shares, which equaled to the closing market price of the Company’s ordinary share as of the grant date.

There was $27,363 of total unrecognized compensation expense related to nonvested shares granted as of December 31, 2013. The expense is expected to be recognized over a weighted-average period of 1.96 years according to the graded vesting schedule.

Cash-settled nonvested shares

As discussed in Note 3(c), the Company granted 1,699,152 nonvested shares to Alohar’s employees as long-term incentives on December 12, 2013, which have a vesting term of two to five years and will be settled in cash based on the fair value of the Company’s ordinary share on each vesting date. The cash-settled nonvested shares are liabilities instrument under share-based compensation arrangements, which are remeasured at the end of each reporting period until settlement based on the market price of the Company’s ordinary shares. The Group recognizes the compensation costs net of a forfeiture rate on a straight-line basis over the vesting period of the award, based on the graded vesting attribution method. Fluctuations in the fair value of the liability award are recorded as increases or decreases in compensation cost.

The Group recorded compensation expenses of $393 for the cash-settled nonvested shares granted to employees in the year ended December 31, 2013.There was $4,982 of unrecognized compensation expense related to the cash-settled nonvested share based on the fair value of the Company’s ordinary share as of December 31, 2013, which is expected to be recognized over a weighted-average period of 1.30 years according to the graded vesting schedule.